Employee Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans and Collective Bargaining Agreements
PENSION AND POST-RETIREMENT PLANS
The following tables provide the components of net pension and post-retirement expense (in millions):

	12 Weeks Ended
	March 22, 2014		March 23, 2013
	Pension	Other Post- Retirement Benefits	Pension	Other Post- Retirement Benefits
Estimated return on assets	$(27.5)	$—	$(24.9)	$—
Service cost	9.8	0.2	9.7	0.1
Interest cost	22.2	0.8	19.7	0.7
Amortization of prior service cost (credit)	2.2	—	3.0	—
Amortization of unrecognized losses	9.8	0.1	18.0	0.2
Total	$16.5	$1.1	$25.5	$1.0

The Company contributed $5.1 million to its defined benefit pension plans and post-retirement benefit plans in the first 12 weeks of 2014 compared to $23.3 million in the first 12 weeks of 2013.  For the remainder of 2014, Safeway currently anticipates contributing an additional $8 million to these plans.

Employee Benefit Plans
Pension Plans  The Company maintains defined benefit, non-contributory retirement plans for substantially all of its employees not participating in multiemployer pension plans. Safeway recognizes the funded status of its retirement plans on its consolidated balance sheet.
Other Post-Retirement Benefits  In addition to the Company’s pension plans, the Company sponsors plans that provide postretirement medical and life insurance benefits to certain employees. Retirees share a portion of the cost of the postretirement medical plans. Safeway pays all the costs of the life insurance plans. The Company also sponsors a Retirement Restoration Plan that provides death benefits and supplemental income payments for senior executives after retirement. All of these Other Post-Retirement Benefit Plans are unfunded.
Canadian Pension and Other Post-Retirement Plans  Sobeys assumed Safeway's Canadian pension and post-retirement plan obligations as part of the overall purchase of Safeway's Canadian operations in November 2013. Accordingly, the activity in these plans are not included in this footnote unless otherwise noted.
The following table provides a reconciliation of the changes in the retirement plans’ benefit obligation and fair value of assets over the two-year period ended December 28, 2013 and a statement of the funded status as of year-end 2013 and year-end 2012 (in millions):

	Pension		Other Post-Retirement Benefits
	2013	2012	2013	2012
Change in projected benefit obligation:
Beginning balance	$2,635.4	$2,424.5	$135.0	$131.1
Service cost	42.0	40.3	0.7	0.6
Interest cost	85.4	91.8	3.2	3.6
Plan amendments	0.2	0.4	—	—
Actuarial loss (gain)	(56.3)	176.0	(5.0)	6.6
Plan participant contributions	—	—	1.0	1.0
Benefit payments	(133.3)	(131.6)	(7.2)	(7.3)
Change in projected benefit obligation related to CSL	(39.5)	34.0	1.3	(0.6)
Disposal of CSL	(510.5)	—	(49.5)	—
Ending balance	$2,023.4	$2,635.4	$79.5	$135.0
Change in fair value of plan assets:
Beginning balance	$1,845.7	$1,641.4	$—	$—
Actual return on plan assets	268.6	179.3	—	—
Employer contributions	50.1	104.1	6.2	6.3
Plan participant contributions	—	—	1.0	1.0
Benefit payments	(133.3)	(131.6)	(7.2)	(7.3)
Change in fair value of plan assets related to CSL	32.8	52.5	—	—
Disposal of CSL	(419.7)	—	—	—
Ending balance	$1,644.2	$1,845.7	$—	$—
Components of net amount recognized in financial position:
Other accrued liabilities (current liability)	$(1.1)	$(2.3)	$(6.2)	$(7.9)
Pension and postretirement benefit obligations (non-current liability)	(378.1)	(787.4)	(73.3)	(127.1)
Funded status	$(379.2)	$(789.7)	$(79.5)	$(135.0)

Amounts recognized in accumulated other comprehensive income consist of the following (in millions):

	Pension		Other Post-Retirement Benefits
	2013	2012	2013	2012
Net actuarial loss	$365.0	$872.5	$10.6	$25.4
Prior service cost (credit)	14.3	17.3	(1.1)	(3.2)
	$379.3	$889.8	$9.5	$22.2

Safeway expects approximately $43.0 million of the net actuarial pension loss and $9.6 million of the prior service cost to be recognized as a component of net periodic benefit cost in 2014.
Information for Safeway’s pension plans, all of which have an accumulated benefit obligation in excess of plan assets as of year-end 2013 and 2012, is shown below (in millions):

	2013	2012
Projected benefit obligation	$2,023.4	$2,635.4
Accumulated benefit obligation	1,978.3	2,554.4
Fair value of plan assets	1,644.2	1,845.7

The following tables provide the components of net expense for the retirement plans and other changes in plan assets and benefit obligations recognized in other comprehensive income (in millions):

	Pension			Other Post-Retirement Benefits
Components of net expense:	2013	2012	2011	2013	2012	2011
Estimated return on plan assets	$(107.9)	$(101.0)	$(116.0)	$—	$—	$—
Service cost	42.0	40.3	37.8	0.7	0.6	0.6
Interest cost	85.4	91.8	100.0	3.2	3.6	4.4
Settlement loss	—	5.9	1.1	—	—	—
Curtailment loss	—	1.8	—	—	—	—
Amortization of prior service cost (credit)	12.8	15.3	17.4	(0.1)	(0.1)	(0.1)
Amortization of net actuarial loss	77.8	70.3	53.3	0.9	0.5	0.4
Net expense	$110.1	$124.4	$93.6	$4.7	$4.6	$5.3

Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gain) loss	$(216.9)	$97.8	$228.6	$(5.0)	$6.6	$3.4
Recognition of net actuarial loss	(77.8)	(76.3)	(54.4)	(0.9)	(0.5)	(0.4)
Prior service credit	0.2	0.5	1.0	—	—	—
Recognition of prior service (cost) credit	(12.8)	(17.0)	(17.4)	0.1	0.1	0.1
Changes relating to discontinued operations	(55.5)	9.0	87.4	(3.0)	(5.0)	(6.7)
Total recognized in other comprehensive income	(362.8)	14.0	245.2	(8.8)	1.2	(3.6)
Total net expense and changes in plan assets and benefit obligations recognized in comprehensive income	$(252.7)	$138.4	$338.8	$(4.1)	$5.8	$1.7

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Actuarial gains and losses are amortized over the average remaining service life of active participants when the accumulation of such gains and losses exceeds 10% of the greater of the projected benefit obligation and the fair value of plan assets. The Company uses its fiscal year-end date as the measurement date for its plans.
The actuarial assumptions used to determine year-end projected benefit obligations for pension plans were as follows:

	2013	2012	2011
Discount rate:
United States plans	4.90%	4.20%	4.94%
Canadian plans		4.00%	4.25%
Combined weighted-average rate		4.16%	4.80%
Rate of compensation increase:
United States plans	3.00%	3.00%	3.00%
Canadian plans		2.75%	2.75%

The actuarial assumptions used to determine net periodic benefit costs for pension plans were as follows:

	2013	2012	2011
Discount rate	4.20%	4.94%	5.69%
Expected return on plan assets:	7.50%	7.75%	8.50%
Rate of compensation increase	3.00%	3.00%	3.00%

The Company has adopted and implemented an investment policy for the defined benefit pension plans that incorporates a strategic long-term asset allocation mix designed to meet the Company’s long-term pension requirements. This asset allocation policy is reviewed annually and, on a regular basis, actual allocations are rebalanced to the prevailing targets. The following table summarizes actual allocations for Safeway’s plans (including Canadian plans in 2012) at year-end:

		Plan assets
Asset category	Target	2013	2012
Equity	65%	66.4%	64.3%
Fixed income	35%	31.9%	33.0%
Cash and other	—	1.7%	2.7%
Total	100%	100.0%	100.0%

The investment policy also emphasizes the following key objectives: (1) maintain a diversified portfolio among asset classes and investment styles; (2) maintain an acceptable level of risk in pursuit of long-term economic benefit; (3) maximize the opportunity for value-added returns from active investment management while establishing investment guidelines and monitoring procedures for each investment manager to ensure the characteristics of the portfolio are consistent with the original investment mandate; and (4) maintain adequate controls over administrative costs.
Expected return on pension plan assets is based on historical experience of the Company’s portfolio and the review of projected returns by asset class on broad, publicly traded equity and fixed-income indices, as well as target asset allocation. Safeway’s target asset allocation mix is designed to meet the Company’s long-term pension requirements.
The fair value of Safeway’s pension plan assets at December 28, 2013, excluding pending transactions of $37.2 million, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents (1)	$30.2	$29.0	$1.2	$—
Short-term investment collective trust (2)	18.2	—	18.2	—
Common and preferred stock: (3)
Domestic common and preferred stock	270.4	269.9	0.5	—
International common stock	38.5	38.5	—	—
Common collective trust funds (2)	611.2	—	611.2	—
Corporate bonds (4)	101.1	—	101.1	—
Mortgage- and other asset-backed securities (5)	62.3	—	62.3	—
Mutual funds (6)	183.8	5.9	177.9	—
U.S. government securities (7)	335.8	—	335.7	0.1
Other securities (8)	29.9	3.1	19.0	7.8
Total	$1,681.4	$346.4	$1,327.1	$7.9

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.

(6)
These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Also included in Other Securities are exchange-traded derivatives that are valued based on quoted prices in an active market for identical derivatives assets and liabilities. Non-exchange-traded derivatives are valued using industry valuation models, which maximize observable inputs, such as interest-rate yield curve data, foreign exchange rates, and applicable spot and forward rates.
See Note H for a discussion of levels.
A reconciliation of the beginning and ending balances for Level 3 assets for the year ended December 28, 2013 follows (in millions):

	Fair Value Measured Using Significant Unobservable Inputs (Level 3)
	Total	Corporate bonds	Mortgage- and other asset-backed securities	U.S. government securities	Other securities
Balance, beginning of year	$4.0	$3.4	$0.5	$0.1	$—
Purchases, sales, settlements, net	4.0	(3.4)	(0.5)	—	7.9
Unrealized gains	(0.1)	—	—	—	(0.1)
Balance, end of year	$7.9	$—	$—	$0.1	$7.8

The fair value of Safeway’s pension plan assets, including Canadian plans, at December 29, 2012, excluding pending transactions of $19.6 million, by asset category are as follows (in millions):

	Fair Value Measurements
Asset category:	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents (1)	$28.6	$24.1	$4.5	$—
Short-term investment collective trust (2)	36.1	—	36.1	—
Common and preferred stock: (3)
Domestic common and preferred stock	256.6	256.1	0.5	—
International common stock	50.6	50.6	—	—
Common collective trust funds (2)	899.9	—	899.9	—
Corporate bonds (4)	96.0	—	92.6	3.4
Mortgage- and other asset-backed securities (5)	62.6	—	62.1	0.5
Mutual funds (6)	136.4	—	136.4	—
U.S. government securities (7)	270.6	—	270.5	0.1
Other securities (8)	27.9	—	27.9	—
Total	$1,865.3	$330.8	$1,530.5	$4.0

(1)	The carrying value of these items approximates fair value.

(2)	These investments are valued based on the Net Asset Value (“NAV”) of the underlying investments and are provided by the fund issuers.

(3)
The fair value of common stock is based on the exchange quoted market prices. When quoted prices are not available for preferred stock, an industry standard valuation model is used which maximizes observable inputs.

(4)
The fair value of corporate bonds is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the fair value is based upon an industry valuation model, which maximizes observable inputs.

(5)
The fair value of mortgage- and other asset-backed securities is generally based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for comparable securities, the fair value is based upon an industry model which maximizes observable inputs.

(6)
These investments are publicly traded investments which are valued using the NAV. The NAV of the mutual funds is a quoted price in an active market. The NAV is determined once a day after the closing of the exchange based upon the underlying assets in the fund, less the fund’s liabilities, expressed on a per-share basis.

(7)
The fair value of U.S. government securities is based on quoted market prices when available. When quoted prices are not available, the fair value of U.S. government securities is based on yields currently available on comparable securities or on an industry valuation model which maximizes observable inputs.

(8)
Other securities, which consist primarily of U.S. municipal bonds, foreign government bonds and foreign agency securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Valuation techniques are described earlier in this note. See Note H for a discussion of levels.
A reconciliation of the beginning and ending balances for Level 3 assets for the year ended December 29, 2012 follows (in millions):

	Fair Value Measured Using Significant Unobservable Inputs (Level 3)
	Total	Corporate bonds	Mortgage- and other asset-backed securities	U.S. government securities
Balance, beginning of year	$2.8	$2.7	$—	$0.1
Purchases, sales, settlements, net	0.4	(0.1)	0.5	—
Unrealized gains	0.8	0.8	—	—
Balance, end of year	$4.0	$3.4	$0.5	$0.1

Contributions  Safeway expects to contribute approximately $13.1 million to its defined benefit pension plan and post-retirement benefit plans in 2014.
Estimated Future Benefit Payments  The following benefit payments, which reflect expected future service as appropriate, are expected to be paid (in millions):

	Pension benefits	Other benefits
2014	$107.3	$6.5
2015	111.4	6.5
2016	114.9	6.5
2017	119.6	6.5
2018	122.0	6.4
2019 – 2023	648.2	31.2

Multiemployer Benefit Plans
Multiemployer Pension Plans  Safeway contributes to a number of multiemployer defined benefit pension plans under the terms of collective bargaining agreements that cover its union-represented employees. Benefits generally are based on a fixed amount for each year of service, and, in some cases, are not negotiated with contributing employers or in some cases even known by contributing employers. None of the Company's collective bargaining agreements require that a minimum contribution be made to these plans.
The risks of participating in U.S. multiemployer pension plans are different from single-employer pension plans in the following aspects:

a.	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers.

b.	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

c.
If Safeway stops participating in some of its multiemployer pension plans, Safeway may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company made and charged to expense contributions of $259.2 million in 2013, $248.7 million in 2012 and $238.2 million in 2011 to these plans for continuing operations.
In 2013, the Company sold all Canadian operations which terminated our obligation to contribute to Canadian multiemployer pension plans. Due to provincial law in Canada, Safeway is not expected to incur multiemployer pension withdrawal liability associated with the sale.
Also in 2013, the Company sold or closed all stores in the Dominick’s division. Safeway participated in four multiemployer pension plans on which withdrawal liability is expected to be incurred due to the Dominick's closure. The Company recorded expense of $310.8 million to discontinued operations in the fourth quarter 2013, which represents the estimated multiemployer pension plan withdrawal liability. Demand letters from the related multiemployer pension plans may be received in 2014, or later. Withdrawal liability is generally paid over time, and as such the Company expects to pay in the range of $10 million to $20 million per year, varying by year, for approximately 20 years. The final amount of the withdrawal liability due will be adjusted once assessments have been received by the plans and the amount of the related payments are known.
All information related to multiemployer pension expense or multiemployer postretirement benefit obligations herein exclude Canada and Dominick’s for all purposes unless otherwise stated.

Safeway's participation in these plans for the annual period ended December 28, 2013 is outlined in the following tables. All information in the tables is as of December 28, 2013, December 29, 2012 and December 31, 2011 in the columns labeled 2013, 2012 and 2011, respectively, unless otherwise stated. The “EIN-PN” column provides the Employer Identification Number ("EIN") and the Plan Number ("PN"), if applicable. Unless otherwise noted, the most recent Pension Protection Act ("PPA") zone status available in 2013 and 2012 is for the plan's year ending at December 31, 2013, and December 31, 2012, respectively. The zone status is based on information that Safeway received from the plan. Among other factors, generally, plans in critical status (“red zone”) are less than 65 percent funded, plans in endangered or seriously endangered status (“yellow zone” or “orange zone”, respectively) are less than 80 percent funded, and plans at least 80 percent funded are said to be in the “green zone.”  The “FIP/RP status pending/implemented” column indicates plans for which a funding improvement plan ("FIP") or a rehabilitation plan ("RP") is either pending or has been implemented by the trustees of each plan. Information related to the impact of utilization of extended amortization periods on zone status is either not available or not obtainable without undue cost and effort.

Other than the sale of Safeway's Canadian operations and Dominick’s, there have been no significant changes that affect the comparability of 2013, 2012, and 2011 contributions.

The following two tables contain information about Safeway's U.S. multiemployer pension plans.

	EIN - PN	Pension Protection Act zone status		Safeway 5% of total plan contributions		FIP/RP status pending/implemented

Pension fund		2013	2012	2012	2011
UFCW-Northern California Employers Joint Pension Trust Fund	946313554 - 001	Red	Red	Yes	Yes	Implemented
Western Conference of Teamsters Pension Plan	916145047 - 001	Green	Green	No	No	No
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	951939092 - 001	Red 3/31/2014	Red 3/31/2013	Yes 3/31/2013	Yes 3/31/2012	Implemented
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	526128473 - 001	Red	Red	Yes	Yes	Implemented
Bakery and Confectionery Union and Industry International Pension Fund	526118572 - 001	Red	Red	Yes	Yes	Implemented
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	916069306 - 001	Red 9/30/2013	Red 9/30/2012	Yes 9/30/2012	Yes 9/30/2011	Implemented
Rocky Mountain UFCW Unions & Employers Pension Plan	846045986 - 001	Green	Green	Yes	Yes	No
Desert States Employers & UFCW Unions Pension Plan	846277982 - 001	Green	Green	Yes	Yes	No
Denver Area Meat Cutters and Employers Pension Plan	846097461 - 001	Green	Green	Yes	Yes	No
Mid-Atlantic UFCW and Participating Employers Pension Fund (4)	461000515 - 001	NA	NA	NA	NA	NA
Oregon Retail Employees Pension Trust	936074377 - 001	Red	Red	Yes	Yes	Implemented
Washington Meat Industry Pension Trust	916134141 - 001	Red 6/30/2014	Red 6/30/2013	Yes 6/30/2012	Yes 6/30/2011	Implemented
Alaska United Food and Commercial Workers Pension Trust	916123694 - 001	Red	Red	Yes	Yes	Implemented
Safeway Multiple Employer Retirement Plan (3)	943019135 - 005	80%+	80%+	No 12/29/2012	No 12/31/2011	NA
Retail Food Employers and UFCW Local 711 Pension Trust Fund	516031512 - 001	Red	Red	Yes	Yes	Implemented
Central Pension Fund of the International Union of Operating Engineers and Participating Employers	366052390 - 001	Green 1/31/2014	Green 1/31/2013	No 1/31/2013	No 1/31/2012	No
Alaska Teamster-Employer Pension Plan	926003463 - 024	Red 6/30/2014	Red 6/30/2013	No 6/30/2012	No 6/30/2011	Implemented

	Contributions of Safeway (in millions)			Surcharge imposed (1)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)
Pension fund	2013	2012	2011				Count	Expiration	% head-count (2)
UFCW-Northern California Employers Joint Pension Trust Fund	$77.4	$72.9	$69.3	No	8/25/2012 to 7/23/2016	20	14	10/11/2014	93%
Western Conference of Teamsters Pension Plan	$45.7	$43.9	$44.2	No	9/29/2012 to 2/25/2017	46	1	10/1/2016	28%
Southern California United Food & Commercial Workers Unions and Food Employers Joint Pension Plan	$42.1	$39.3	$36.8	No	3/2/2014 to 5/4/2014	14	12	3/2/2014	99%
Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund	$19.5	$23.5	$23.2	No	10/31/2013 to 10/20/2016	7	4	10/29/2016	97%
Bakery and Confectionery Union and Industry International Pension Fund	$13.3	$12.4	$12.1	Yes	8/14/2011 to 9/3/2017	39	5	4/8/2017	39%
Sound Retirement Trust (formerly Retail Clerks Pension Trust)	$12.2	$11.2	$10.1	No	7/6/2013 to 10/5/2016	39	3	5/7/2016	53%
Rocky Mountain UFCW Unions & Employers Pension Plan	$11.4	$11.3	$11.8	No	9/12/2015 to 8/27/2016	45	8	9/12/2015	56%
Desert States Employers & UFCW Unions Pension Plan	$9.5	$10.5	$9.9	No	10/25/2014 to 11/1/2014	4	2	10/25/2014	97%
Denver Area Meat Cutters and Employers Pension Plan	$5.0	$5.0	$5.4	No	9/12/2015 to 7/23/2016	43	8	9/12/2015	53%
Mid-Atlantic UFCW and Participating Employers Pension Fund (4)	$5.0	NA	NA	NA	10/31/2013 to 10/29/2016	7	4	10/29/2016	97%
Oregon Retail Employees Pension Trust	$4.5	$4.2	$4.1	No	8/31/2013 to 11/5/2016	34	4	7/25/2015	43%

	Contributions of Safeway (in millions)			Surcharge imposed (1)	Expiration date of collective bargaining agreements	Total collective bargaining agreements	Most significant collective bargaining agreement(s)
Pension fund	2013	2012	2011				Count	Expiration	% head-count (2)
Washington Meat Industry Pension Trust	$3.2	$3.0	$2.7	No	3/15/2014 to 5/7/2016	12	4	5/7/2016	80%
Alaska United Food and Commercial Workers Pension Trust	$2.0	$1.9	$1.9	Yes	1/31/2013 to 12/11/2015	10	1	5/31/2015	49%
Safeway Multiple Employer Retirement Plan (3)	$1.9	$2.4	$—	NA	NA	NA	NA	NA	NA
Retail Food Employers and UFCW Local 711 Pension Trust Fund	$1.6	$1.5	$1.5	No	5/19/2013 to 3/1/2015	3	2	3/1/2015	98%
Central Pension Fund of the International Union of Operating Engineers and Participating Employers	$1.5	$1.5	$1.4	No	6/14/2014 to 4/15/2018	6	2	4/15/2018	45%
Alaska Teamster-Employer Pension Plan	$1.0	$1.0	$1.0	No	3/8/2014 to 10/4/2014	3	2	3/8/2014	85%
Other funds	$2.4	$3.2	$2.8
Total Safeway contributions to U.S. multiemployer pension plans	$259.2	$248.7	$238.2
NA = not applicable.

(1)	PPA surcharges are 5% or 10% of eligible contributions and may not apply to all collective bargaining agreements or total contributions made to each plan.

(2)	Employees on which Safeway may contribute under these most significant collective bargaining agreements as a percent of all employees on which Safeway may contribute to the respective fund.

(3)
The Safeway Multiple Employer Retirement Plan (“SMERP”) is a multiple employer plan as defined in the Internal Revenue Code. However, the SMERP is characterized as a multiemployer plan by the FASB, even though it is not maintained pursuant to any collective bargaining agreements to which Safeway is party. The plan may be subject to statutory annual minimum contributions based on complex actuarial calculations. Additionally, it has no PPA zone status and is not subject to establishment of a funding improvement plan or a rehabilitation plan or other PPA provisions that apply to multiemployer plans.

(4)
The Mid-Atlantic UFCW & Participating Employers Pension Fund is a multiemployer plan effective January 1, 2013 which provides future service benefits to participants who would have otherwise earned future service under the Food Employers Labor Relations Association and United Food and Commercial Workers Pension Fund. The plan is not expected to be subject to zone status certification or notice or establishment of a funding improvement plan or a rehabilitation plan as per section 432(a) of the Internal Revenue Code since those provisions are required for multiemployer plans in effect on July 16, 2006.

At the date the financial statements were issued, Forms 5500 were generally not available for the plan years ending in 2013. Additionally, for the plan year ending March 31, 2011, Safeway contributed more than 5% of the total contributions to the Southern California United Food and Commercial Workers Union and Food Employers Joint Pension Plan.

Multiemployer postretirement benefit plans other than pensions Safeway contributes to a number of multiemployer postretirement benefit plans other than pensions under the terms of its collective bargaining agreements that cover union-represented employees. These plans may provide medical, pharmacy, dental, vision, mental health and other ancillary benefits to active employees and retirees as determined by the trustees of each plan. These benefits are not vested. A significant portion of Safeway contributions benefit active employees and, as such, may not constitute contributions to a postretirement benefit plan. Safeway is unable to separate all contribution amounts paid to benefit active participants in order to separately report contributions paid to provide postretirement benefits for retirees.

Contributions made by Safeway to health and welfare plans providing active and postretirement benefits were $733.4 million in 2011. Prior to December 28, 2013, certain of these plans split into two plans, separating plans for active employees from plans providing postretirement benefits. This, along with the availability of additional data in 2013 and 2012, allowed for a more precise estimate of contributions for multiemployer postretirement benefit plans other than pension. Based on the data now available, it is estimated that Safeway may have contributed as much as  $302.0 million in 2013 and as much as  $473.3 million in 2012 to fund these plans. Actual funding of postretirement benefit plans other than pensions is likely much lower as this amount continues to include contributions which benefit active employees.